Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Additional Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Percentage of charge equivalent to net sales for service received	1.00%
Service agreement term	3 years
Key Management fees	$ 78,886,088	$ 124,674,058	$ 111,677,797